Apr. 30, 2020

SPDR® Series Trust

SPDR FTSE International Government Inflation-Protected Bond ETF

(the “Fund”)

Supplement dated July 29, 2020 to the Prospectus

dated April 30, 2020, as may be supplemented from time to time

Effective July 31, 2020, the fourth paragraph in “THE FUND’S PRINCIPAL INVESTMENT STRATEGY”

section beginning on page 25 is deleted and replaced with the following:

The Index is a market-value weight, capped total return index, in which the maximum market capitalization-based weights of each individual country in the Index cannot exceed 22.5% of the total Index weight. The total market weights of countries with more than 4.6% market weight in the Index cannot collectively exceed 45% of the total Index weight and the number of countries with more than 4.6% market weight in the Index can be no less than five. If the combined weights of each country with more than 4.6% market weight exceeds 45% of the total Index weight, then the weights of those countries are reduced in proportion to each country’s market capitalizations until they sum to 45%, and the weights of the remaining smaller countries are increased in proportion to each country’s market capitalizations by the same amount. After the country weights are determined, constituents within each country are assigned weights in proportion to their market capitalization. Additionally, an index quality is assigned to each Index bond as of profile fixing. The quality is first mapped to the S&P rating. If a bond is not rated by S&P but is rated by Moody’s, the S&P equivalent of the Moody’s rating is assigned to the index quality. If a bond is rated as investment-grade by one rating agency and high-yield by the other, the S&P equivalent of the investment-grade rating is assigned to the index quality. If a bond is rated by neither S&P nor Moody’s, the bond is not assigned an index quality. When an issuer defaults, is assigned a D rating by S&P, or enters into Chapter 7 or Chapter 11 bankruptcy protection in the U.S. (or equivalent in its local market), its bonds remain in the Index until the end of the month. The Index is rebalanced monthly, on the last day of the month. Countries covered in the Index as of June 30, 2020 comprised: Australia, Brazil, Canada, Chile, Colombia, France, Germany, Israel, Italy, Japan, Mexico, New Zealand, South Africa, South Korea, Spain, Sweden, Turkey and the United Kingdom, although this may change from time to time. As of June 30, 2020, a significant portion of the Fund comprised companies located in Europe and the United Kingdom, although this may change from time to time. As of June 30, 2020, there were approximately 173 securities in the Index.